Demonstration Plant	9 Months Ended
Sep. 30, 2025
Demonstration Plant
Demonstration Plant
8.
Demonstration Plant

The Company operates an industrial scale direct lithium extraction ("DLE") demonstration plant (the "Demonstration Plant") in El Dorado, Arkansas. The Demonstration Plant operation costs are comprised of the following (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Personnel	$873	$776	$2,362	$3,054
Reagents	8	21	48	38
Repairs and maintenance	28	31	84	49
Supplies	141	56	442	767
Test work	3	59	11	401
Office trailer	19	70	42	114
Other	31	26	106	91
Total costs	$1,103	$1,039	$3,095	$4,514